Subsequent Events	12 Months Ended
May 31, 2012
Subsequent Events [Abstract]
Subsequent Events

19.	SUBSEQUENT EVENTS

On July 4, 2012, the Company received the approval from the TSX-V on a normal course issuer bid (“NCIB”) to purchase up to 10% of the issued and outstanding common shares of the Company on the open market. As of the date of this report, the Company purchased 1,073,000 shares of the Company for gross purchase of $78,680 at prices between $0.055 to $0.085 per share.

On July 10, 2012, the Company received the approval from the TSX-V on re-pricing 300,000 options from exercise prices between $0.185 and $0.24 to exercise price of $0.10.

On June 21, 2012, the Company granted 2,125,000 options exercisable into the Company’s common shares at $0.10 per share until June 21, 2017.

On June 15, 2012, 300,000 options were forfeited due to the termination of the agreement with the consultant.